Selected Balance Sheet Data (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of prepaid expenses and other current assets
	December 31, 2021	December 31, 2020
Prepaid inventories	$7,303	$8
Prepaid insurance	4,996	48
Deposits (primarily deposits relating to equipment purchases)	2,783	—
Assets held for sale	1,848	—
Prepaid licenses and subscriptions	801	—
Other	119	—
Total	$17,850	$56

Schedule of other current liabilities
	December 31, 2021	December 31, 2020
Accrued expenses(1)	$3,997	$1,837
Customer deposits	899	731
Warranty liability	177	—
Accrued interest	—	2,453
Other	306	121
Total	$5,379	$5,142

(1)	Primarily relates to personnel costs — wages, health benefits, vacation and other accruals.